UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)	May 31, 2008

DESCRIPTION	PAR	VALUE (a)

(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 160.2%
Industrial Development Revenue — 2.4%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$500,000	$508,210
Economic Development Revenue — 4.3%
Agriculture and Economic Development Board, Small Business Program A - Lot 1 (AMT), 5.55%, 8/1/16	400,000	400,644
Minneapolis Minnesota Supported Development Revenue, Limited Tax, Common Bond Fund, Series 2A (AMT), 5.13%, 6/1/22	500,000	488,050
		888,694
Education Revenue — 10.1%
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	200,000	190,302
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	400,000	384,864
Higher Education Facility, St. Catherine's College, 5.38%, 10/1/32	1,000,000	979,320
Higher Education Facility, St. John's University, (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	377,233
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	200,000	171,156
		2,102,875
General Obligations — 12.7%
Commonwealth of Puerto Rico, Series A, 5.00%, 7/1/28	500,000	491,275
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	577,291
Duluth Independent School District No 709, Series A, 4.25%, 2/1/23	500,000	497,275
Metropolitan Council Minneapolis-St Paul Metropolitan Area, 5.00%, 3/1/20	1,000,000	1,072,990
		2,638,831
Healthcare Revenue — 50.8%
Agricultural and Development Board, Fairview Health Care System (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	744,012
Agricultural and Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	25,995
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	969,180
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Projects, 5.70%, 7/1/42	350,000	321,948
Cuyuna Range Hospital District,
5.00%, 6/1/29	350,000	317,832
5.50%, 6/1/35	400,000	386,372
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital, (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 (b)	1,000,000	1,101,470
Glencoe Health Care Facilities, Glencoe Regional Health Services, (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	451,308
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	602,652
Illinois Finance Authority Revenue, Franciscan Community, 5.50%, 5/15/37	250,000	215,253
Inver Grove Heights Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	243,317
Marshall Health Care Facility, Weiner Medical Center, 5.35%, 11/1/17	350,000	359,747
Minneapolis and St. Paul Housing and Redevelopment Authority, HealthPartners Project, 5.88%, 12/1/29	750,000	759,120
Minneapolis Health Care Facilities, Allina Health Systems, (Prerefunded 11/15/12 @ 100), 5.75%, 11/15/32 (b)	300,000	332,268
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	400,000	402,772
Moorhead Economic Development Authority, Eventide Project, 5.15%, 6/1/29	300,000	265,338
New Hope Housing and Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	399,296
Pine City Health Care, North Branch (GNMA), 5.00%, 10/20/47	125,000	121,147
Shakopee Health Care Facility, St. Frances Regional Medical Center, 5.10%, 9/1/25	500,000	488,190
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, (Prerefunded 7/1/14 @ 100), (b)
5.25%, 7/1/30	250,000	276,675
5.50%, 7/1/25	250,000	280,095
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	200,000	200,232
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	500,000	445,020

2008 Quarterly Report   1   Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN) (continued)

DESCRIPTION	PAR	VALUE (a)
St. Paul Housing and Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	$500,000	$500,265
5.30%, 5/15/28	170,000	162,772
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	200,000	204,066
		10,576,342
Housing Revenue — 31.4%
Cottage Grove Senior Housing Revenue, PHS Cottage Grove Inc., 5.00%, 12/1/31	175,000	144,508
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	500,000	505,210
Hopkins Multifamily Housing, Hopkins Renaissance Project, 6.25%, 4/1/15	500,000	505,910
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	300,000	244,014
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,165,403
Minneapolis and St. Paul Housing, Finance Board Single Family (AMT) (GNMA) (FNMA) (FHLMC), Mortgage- Backed City Living, 5.00%, 11/1/38	197,103	183,387
Minnesota State Housing Finance Agency, Residential Housing - Series D (AMT), 4.70%, 7/1/27	1,000,000	923,940
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	297,053
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, 5.70%, 8/1/36	200,000	187,952
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments, (Prerefunded 1/1/10 @ 100), 6.75%, 1/1/31 (b)	320,000	340,445
St. Paul Housing and Redevelopment Authority, Rosy and Richard Shaller, Sholom East Project, 5.25%, 10/1/42	250,000	212,037
St. Paul Multifamily Housing, Selby Grotto Housing Project (AMT) (GNMA), 5.50%, 9/20/44	655,000	657,030
Washington County Housing and Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	989,040
Worthington Housing Authority, Meadows Worthington Project – Series A, 5.38%, 5/1/37	200,000	173,138
		6,529,067
Leasing Revenue — 26.1%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	205,000	221,111
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	295,000	318,184
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA), (Prerefunded 2/1/13 @ 100), 5.00%, 2/1/23 (b)	1,000,000	1,082,910
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	552,568
Puerto Rico Public Buildings Authority (COMTGY), Series M-1, 6.25%, 7/1/31	200,000	223,974
Ramsey County Public Improvement, 4.75%, 1/1/24	1,000,000	1,007,830
St. Paul Port Authority, HealthEast Midway Campus, 5.75%, 5/1/25	600,000	599,322
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,031,910
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	404,188
		5,441,997
Recreation Authority Revenue — 3.4%
Moorhead Golf Course, Golf Course, 5.88%, 12/1/21	400,000	400,460
St. Paul Port Authority Hotel Facility (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	311,673
		712,133
Tax Revenue — 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	150,000	139,713
5.75%, 2/1/27	200,000	188,632
		328,345
Transportation Revenue — 9.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Series A, (MBIA)
5.00%, 1/1/19	750,000	778,890
Minneapolis-St. Paul Metropolitan Airports Commission, Series A, (AMBAC)
5.00%, 1/1/19	750,000	787,335
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/11 @ 100), 5.25%, 1/1/32 (b)	300,000	319,752
		1,885,977

2008 Quarterly Report   2   Minneosta Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN) (continued)

DESCRIPTION	PAR/ SHARES	VALUE (a)
Utility Revenue — 8.4%
Chaska Electric,
6.10%, 10/1/30	$10,000	$10,498
5.00%, 10/1/30	500,000	498,630
Northern Municipal Power Agency (AGTY),
5.00%, 1/1/18	400,000	435,232
5.00%, 1/1/20	250,000	267,472
Puerto Rico Electric Power Authority (MBIA), 5.25%, 7/1/29	500,000	530,985
		1,742,817
Total Municipal Long-Term Investments (cost: $33,358,857)		33,355,288
Short-Term Investment — 0.0%
Federated Minnesota Municipal Cash Trust (cost $7,447)	7,447	7,447
Total Investments in Securities (c) — 160.2% (cost: $33,366,304)		$33,362,735
Preferred Shares at Liquidation Value — (62.4)%		(13,000,000)
Other Assets and Liabilities, Net —2.2%		456,037
Total Net Assets — 100%		$20,818,772

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investments vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2008, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations, which ensure the timely payment of principal and interest.  Crossover refunded issues are backed by the credit of the refunding issuer.  In both cases, the bonds mature at the date and price indicated.

(c)
As of May 31, 2008, the cost of investments in securities for federal income tax purposes was $33,366,304.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$734,289
Gross unrealized depreciation	(737,858)
Net unrealized depreciation	$(3,569)

2008 Quarterly Report   3   Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN) (concluded)

AGTY	-	Assured Guaranty
AMBAC	-	American Municipal Bond Assurance Corporation
AMT
Alternative Minimum Tax.  As of May 31, 2008, the aggregate market value of securities subject to the Alternative Minimum Tax is $2,653,051 which represents 12.7% of net assets applicable to common shares.

COMTGY	-	Commonwealth Guaranty
FGIC		Financial Guaranty Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Insurance Association
RAAI	-	Radian Asset Assurance Inc.

2008 Quarterly Report   4   Minnesota Municipal Income Fund II

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008